Financial instruments - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (587)
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	177
Currency translation adjustments	(8)
Total realised gains/(losses) included in consolidated sales revenue	11
Total realised gains/(losses) included in net operating costs	(31)
Total unrealised gains included in net operating costs	32
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(60)
Additions to financial instruments	36
Disposals/maturity of financial instruments	29
Closing balance	186
Net gains included in the income statement for assets and liabilities held at period end	$ 20